Fair Value (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Option liability			$ 1,417
Cizzle Option Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reinsurance, Reinsured Risk, Percentage		52.70%
[custom:CovidAssetValue-0]		$ 2,900
Fair value of covid asset			$ 1,400
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		395,460
Option liability		$ 1,300
Vela Option Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reinsurance, Reinsured Risk, Percentage		52.70%
[custom:CovidAssetValue-0]		$ 4,600
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	1,015,760	1,015,760
Option liability		$ 1,000